Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014890
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities Fund
Class Name	Class A
Trading Symbol	SGQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 492,056,973
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,474,166
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	492,056,973
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,474,166

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	22%
Financials	21%
Industrials	18%
Health Care	14%
Consumer Discretionary	9%
Communication Services	5%
Materials	5%
Energy	3%
Consumer Staples	3%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	13%
Germany	12%
Switzerland	9%
Netherlands	9%
United Kingdom	8%
United States	7%
Canada	6%
Taiwan	6%
Japan	6%
China	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	32.2% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.8%
ASML Holding NV (Netherlands)	3.9%
DBS Group Holdings Ltd. (Singapore)	3.4%
Lonza Group AG (Switzerland)	3.1%
Brookfield Corp. (Canada)	3.0%
Allianz SE (Germany)	3.0%
Agnico Eagle Mines Ltd. (Canada)	2.8%
Vinci SA (France)	2.5%
Samsung Electronics Co. Ltd. (Korea)	2.5%
Schneider Electric SE (France)	2.2%

C000014893
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities Fund
Class Name	Class C
Trading Symbol	SGQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%	[2]
AssetsNet	$ 492,056,973
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,474,166
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	492,056,973
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,474,166

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	22%
Financials	21%
Industrials	18%
Health Care	14%
Consumer Discretionary	9%
Communication Services	5%
Materials	5%
Energy	3%
Consumer Staples	3%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	13%
Germany	12%
Switzerland	9%
Netherlands	9%
United Kingdom	8%
United States	7%
Canada	6%
Taiwan	6%
Japan	6%
China	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	32.2% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.8%
ASML Holding NV (Netherlands)	3.9%
DBS Group Holdings Ltd. (Singapore)	3.4%
Lonza Group AG (Switzerland)	3.1%
Brookfield Corp. (Canada)	3.0%
Allianz SE (Germany)	3.0%
Agnico Eagle Mines Ltd. (Canada)	2.8%
Vinci SA (France)	2.5%
Samsung Electronics Co. Ltd. (Korea)	2.5%
Schneider Electric SE (France)	2.2%

C000070264
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	SGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 492,056,973
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,474,166
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	492,056,973
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,474,166

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	22%
Financials	21%
Industrials	18%
Health Care	14%
Consumer Discretionary	9%
Communication Services	5%
Materials	5%
Energy	3%
Consumer Staples	3%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	13%
Germany	12%
Switzerland	9%
Netherlands	9%
United Kingdom	8%
United States	7%
Canada	6%
Taiwan	6%
Japan	6%
China	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	32.2% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.8%
ASML Holding NV (Netherlands)	3.9%
DBS Group Holdings Ltd. (Singapore)	3.4%
Lonza Group AG (Switzerland)	3.1%
Brookfield Corp. (Canada)	3.0%
Allianz SE (Germany)	3.0%
Agnico Eagle Mines Ltd. (Canada)	2.8%
Vinci SA (France)	2.5%
Samsung Electronics Co. Ltd. (Korea)	2.5%
Schneider Electric SE (France)	2.2%

C000014895
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities Fund
Class Name	Class S
Trading Symbol	SCOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities Fund (formerly, DWS International Growth Fund) (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[4]
AssetsNet	$ 492,056,973
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,474,166
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	492,056,973
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,474,166

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	22%
Financials	21%
Industrials	18%
Health Care	14%
Consumer Discretionary	9%
Communication Services	5%
Materials	5%
Energy	3%
Consumer Staples	3%
Utilities	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	13%
Germany	12%
Switzerland	9%
Netherlands	9%
United Kingdom	8%
United States	7%
Canada	6%
Taiwan	6%
Japan	6%
China	5%
Other	21%

Ten Largest Equity Holdings

Table Summary
Holdings	32.2% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.8%
ASML Holding NV (Netherlands)	3.9%
DBS Group Holdings Ltd. (Singapore)	3.4%
Lonza Group AG (Switzerland)	3.1%
Brookfield Corp. (Canada)	3.0%
Allianz SE (Germany)	3.0%
Agnico Eagle Mines Ltd. (Canada)	2.8%
Vinci SA (France)	2.5%
Samsung Electronics Co. Ltd. (Korea)	2.5%
Schneider Electric SE (France)	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.